Description of Organization and Business Operations - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 26, 2020	Aug. 20, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Common stock, par value			$ 0.000001	$ 0.000001	$ 0.000001
Cash			$ 9,873,000	$ 6,942,000	$ 12,889,000
Star Peak Energy Transition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share				$ 10.00
Investment of Cash into Trust Account		$ 350,000,000.0		$ 383,585,040
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%	50.00%
Cash			$ 426,064	$ 936,773
Interest income available in the Trust Account			35,469	136,707
Working capital			1,700,000	1,200,000
Aggregate purchase price				376,932,978
Loan from the Sponsor				200,000
Loans from working capital			$ 0	$ 0	$ 0
Star Peak Energy Transition Corp [Member] | Class A shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001
Interest income available in the Trust Account			$ 35,000	$ 137,000
Star Peak Energy Transition Corp [Member] | Sponsor | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			25,000	25,000
Loan from the Sponsor			$ 300,000	$ 300,000
Star Peak Energy Transition Corp [Member] | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,358,504	35,000,000
Share price per share	$ 10.00	$ 10.00	$ 10.00
Gross proceeds from sale of units		$ 350,000,000.0
Star Peak Energy Transition Corp [Member] | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,358,504		5,250,000	5,250,000
Share price per share	$ 10.00		$ 10.00	$ 10.00
Gross proceeds from sale of units	$ 33,600,000
Investment of Cash into Trust Account	$ 34,300,000
Star Peak Energy Transition Corp [Member] | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued			6,733,333
Warrant Issue Price			$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants			$ 10,100,000	$ 10,100,000
Aggregate purchase price			$ 1.50	$ 1.50
Star Peak Energy Transition Corp [Member] | Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	447,801
Proceeds from sale of Private Placement Warrants	$ 700,000